Gains (losses) on disposal and expenses of non-current assets held for sale not classified as discontinued operations	12 Months Ended
Dec. 31, 2021
Gains Losses On Disposal And Expenses Of Non-current Assets Held For Sale Not Classified As Discontinued Operations
Gains (losses) on disposal and expenses of non-current assets held for sale not classified as discontinued operations

42.	Gains (losses) on disposal and expenses of non-current assets held for sale not classified as discontinued operations

As of December 31, 2021, revenue of R$48 million is mainly composed of revenue of R$101 million from the sale of assets received in the recovery of credits with customers, and as of December 31, 2020, revenue from R$77 million is mainly composed of revenue of R$24 million from the reversal of the provision for losses on other assets and assets, net of the constitution of the provision for the loss of the recoverable value of properties, the constitution of a provision for losses on other assets and R$49 million of income from the sale of assets received in the processes of recovery of credits with customers and on December 31, 2019 mainly includes, R$16 million of expense with the constitution of the provision for impairment of properties, constitution of provision for losses in other values and assets and of R$34 million in income from the sale of assets received in the processes of recovery of credits with customers.